Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Capital management
Capital structure

	December 31,
	2019	2018
	(€ in thousands)
Equity	33,331	46,475
Share of total equity and liabilities	53.5%	67.0%
Current financial liabilities	11,290	850
Non-current financial liabilities	9,866	16,321
Total financial liabilities	21,156	17,171
Share of total equity and liabilities	34.0%	24.8%
Total equity and liabilities	62,305	69,352